INCOME TAXES - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Operating loss carryforwards	$ 500,000	$ 600,000
Reserve for uncertain tax positions	$ 0	$ 0